SUBSEQUENT EVENTS (Details Narrative)						1 Months Ended				2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 15, 2023 shares	Aug. 15, 2023 shares	Aug. 02, 2023 shares	Aug. 04, 2022 shares	Aug. 04, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Feb. 28, 2023 USD ($) shares	Jan. 31, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Warrants to purchase shares				200,000	200,000
Warrants assumptions volatility price				0.0276	0.0276
Stock Issued During Period, Shares, Other									340,000
Shareholder’s distributions | $											$ (11)	$ (129)		$ 616	$ (7,322)
Warrants assumptions volatility price				2.76	2.76
Issuance of warrants | $						$ 361,724					$ 361,724
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other											52,500	212,500
Shareholder’s distributions | $
Issuance of warrants | $
Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues													265,000
Shareholder’s distributions | $													$ 2,000,000
Consulting Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share Price | $ / shares						$ 2					$ 2		$ 2
Stock Issued During Period, Shares, Issued for Services													300,000
Measurement Input, Price Volatility [Member]
Subsequent Event [Line Items]
Warrants assumptions volatility price				66.15	66.15
Debt instrument, measurement input				66.15	66.15
Measurement Input, Price Volatility [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input						69.13					69.13		69.13
Measurement Input, Expected Dividend Rate [Member]
Subsequent Event [Line Items]
Warrants assumptions volatility price				0	0
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input						0					0		0
Measurement Input, Discount Rate [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input						3.96					3.96		3.96
Greentree Financial Group Inc [Member]
Subsequent Event [Line Items]
Other expenses | $					$ 229,000
Investor [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues				10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date, Description			August 15, 2023, by up to an additional six (6) months, to be in two extensions of three (3) months each
Stock issued during period shares new issues	30,000		10,000				40,000
Shareholder’s distributions | $						$ 25,000
Stock issued during period shares new issues	30,000	30,000				410,000					410,000		410,000
Stock issued during period shares new issues						12,500
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues			10,000
Stock option shares exercised			20,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues										252,500
Shareholder’s distributions | $										$ 505,000
Share Price | $ / shares							$ 2.00			$ 2.00		$ 2.00
Subsequent Event [Member] | Gerry Newman [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues									640,000
Subsequent Event [Member] | Jacqueline Anz [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues								7,880,000
Shareholder’s distributions | $								$ 78,800
Subsequent Event [Member] | Christopher Von Zwehl [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues							595,000
Stock Issued During Period, Shares, Issued for Services							670,000
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date, Description		15 November 2023